Stock-Based Compensation (Schedule of Outstanding Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	219,540	225,670	229,836	207,534
Average Exercise Price	$ 26.64	$ 26.27	$ 25.85	$ 25.93
Remaining Life, Years	4 years 9 months 18 days
Options Exercisable	190,940	196,489	199,005
Average Exercise Price	$ 26.58	$ 26.15	$ 25.99
Average Exercise Price - $27.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,594
Average Exercise Price	$ 27.27
Remaining Life, Years	1 year
Options Exercisable	15,594
Average Exercise Price	$ 27.27
Average Exercise Price - $27.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	20,796
Average Exercise Price	$ 27.62
Remaining Life, Years	2 years 3 months 18 days
Options Exercisable	20,796
Average Exercise Price	$ 27.62
Average Exercise Price - $28.64 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,700
Average Exercise Price	$ 28.64
Remaining Life, Years	3 years
Options Exercisable	18,700
Average Exercise Price	$ 28.64
Average Exercise Price - $28.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,700
Average Exercise Price	$ 28.41
Remaining Life, Years	4 years
Options Exercisable	18,700
Average Exercise Price	$ 28.41
Average Exercise Price - $25.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,800
Average Exercise Price	$ 25.00
Remaining Life, Years	5 years
Options Exercisable	19,800
Average Exercise Price	$ 25.00
Average Exercise Price - $26.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 26.27
Remaining Life, Years	5 years 3 months 18 days
Options Exercisable	1,100
Average Exercise Price	$ 26.27
Average Exercise Price - $25.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,700
Average Exercise Price	$ 25.99
Remaining Life, Years	6 years
Options Exercisable	18,700
Average Exercise Price	$ 25.99
Average Exercise Price - $24.44 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 24.44
Remaining Life, Years	6 years 2 months 12 days
Options Exercisable	1,100
Average Exercise Price	$ 24.44
Average Exercise Price - $25.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	23,650
Average Exercise Price	$ 25.25
Remaining Life, Years	7 years
Options Exercisable	23,650
Average Exercise Price	$ 25.25
Average Exercise Price - $24.97 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	25,850
Average Exercise Price	$ 24.97
Remaining Life, Years	8 years
Options Exercisable	25,850
Average Exercise Price	$ 24.97
Average Exercise Price - $27.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	26,950
Average Exercise Price	$ 27.05
Remaining Life, Years	9 years
Options Exercisable	26,950
Average Exercise Price	$ 27.05
Average Exercise Price - $27.55 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 27.55
Remaining Life, Years	9 years
Average Exercise Price - $28.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	2,000
Average Exercise Price	$ 28.95
Remaining Life, Years	9 years 8 months 12 days
Average Exercise Price - $26.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	25,500
Average Exercise Price	$ 26.90
Remaining Life, Years	10 years